Risks Arising from Financial Instruments - Summary of Allowance for Impairment (Detail) - Impairment losses [member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	$ (416)	$ (402)
Impairment losses	(27)	(38)
Derecognition	6	24
Currency translation and other	(28)	1
Ending balance	$ (466)	$ (416)